Vessels, subsidiaries and other property, plant and equipment	12 Months Ended
Dec. 31, 2023
Vessels, subsidiaries and other property, plant and equipment [Abstract]
Vessels, subsidiaries and other property, plant and equipment
Note 6 – Vessels, subsidiaries and other property, plant and equipment

The vessels are owned by companies incorporated in the Marshall Islands or the Cayman Islands. The Company directly owns 100% of the vessel subsidiaries. The primary activity of each of the vessel subsidiaries is the ownership and operation of a vessel. In addition, the Company has a vessel-chartering subsidiary and three subsidiaries, DHT Management S.A.M. (Monaco), DHT Management AS (Norway) and DHT Ship Management (Singapore) Pte. Ltd., that perform management services for DHT and its subsidiaries. In addition, the Company directly owns 53% of Goodwood providing technical management services. The following table sets out the details of the vessel subsidiaries included in these consolidated financial statements:

Company	Vessel name	Dwt	Flag State	Year Built
DHT Appaloosa Inc	DHT Appaloosa	318,918	Hong Kong	2018
DHT Mustang Inc	DHT Mustang	317,975	Hong Kong	2018
DHT Bronco Inc	DHT Bronco	317,975	Hong Kong	2018
DHT Colt Inc	DHT Colt	319,713	Hong Kong	2018
DHT Stallion Inc	DHT Stallion	319,713	Hong Kong	2018
DHT Tiger Limited	DHT Tiger	299,629	Hong Kong	2017
DHT Harrier Inc	DHT Harrier	299,985	Hong Kong	2016
DHT Puma Limited	DHT Puma	299,629	Hong Kong	2016
DHT Panther Limited	DHT Panther	299,629	Hong Kong	2016
DHT Osprey Inc	DHT Osprey	299,999	Hong Kong	2016
DHT Lion Limited	DHT Lion	299,629	Hong Kong	2016
DHT Leopard Limited	DHT Leopard	299,629	Hong Kong	2016
DHT Jaguar Limited	DHT Jaguar	299,629	Hong Kong	2015
Samco Iota Ltd	DHT Taiga	318,130	Hong Kong	2012
DHT Opal Inc	DHT Opal	320,105	Hong Kong	2012
Samco Theta Ltd	DHT Sundarbans	318,123	Hong Kong	2012
Samco Kappa Ltd	DHT Redwood	318,130	Hong Kong	2011
Samco Eta Ltd	DHT Amazon	318,130	Hong Kong	2011
DHT Peony Inc	DHT Peony	320,013	Hong Kong	2011
DHT Lotus Inc	DHT Lotus	320,142	Hong Kong	2011
Samco Epsilon Ltd	DHT China	317,794	Hong Kong	2007
Samco Delta Ltd	DHT Europe	317,713	Hong Kong	2007
DHT Bauhinia Inc	DHT Bauhinia	301,019	Hong Kong	2007
Samco Gamma Ltd	DHT Scandinavia	317,826	Hong Kong	2006

Vessels

(Dollars in thousands)	Vessels	Drydock	EGCS[1]	Total
Cost
As of January 1, 2023	$1,834,769	$46,617	$51,871	$1,933,258
Additions	94,743	-	-	94,743
Transferred from vessel upgrades	-	11,159	22,758	33,917
Disposals	-	(9,040)	-	(9,040)
As of December 31, 2023	$1,929,513	$48,736	$74,630	$2,052,878

Accumulated depreciation and impairment
As of January 1, 2023	$(602,390)	$(20,792)	$(48,079)	$(671,260)
Charge for the period	(87,688)	(10,784)	(8,477)	(106,948)
Disposals	-	9,040	-	9,040
As of December 31, 2023	$(690,077)	$(22,535)	$(56,556)	$(769,168)

Net book value
As of December 31, 2023	$1,239,435	$26,201	$18,074	$1,283,710

Cost
As of January 1, 2022[2]	$1,979,237	$54,368	$59,311	$2,092,917
Additions	96	(12)	3	86
Transferred from vessel upgrades	1,467	7,223	-	8,690
Disposals	(146,031)	(14,961)	(7,443)	(168,435)
As of December 31, 2022	$1,834,769	$46,617	$51,871	$1,933,258

Accumulated depreciation and impairment
As of January 1, 2022[2]	$(573,817)	$(17,766)	$(33,488)	$(625,071)
Charge for the period	(89,615)	(11,412)	(20,710)	(121,738)
Disposals	61,042	8,387	6,119	75,549
As of December 31, 2022	$(602,390)	$(20,792)	$(48,079)	$(671,260)

Net book value
As of December 31, 2022	$1,232,380	$25,826	$3,793	$1,261,998

Advances for vessel upgrades
As of January 1, 2023	$-	$2,807	$1,776	$4,583
Additions	-	8,362	20,983	29,345
Transferred to vessels	-	(11,159)	(22,758)	(33,917)
As of December 31, 2023	$-	$10	$-	$10

As of January 1, 2022	$232	$140	$-	$372
Additions	1,235	9,890	1,776	12,900
Transferred to vessels	(1,467)	(7,223)	-	(8,690)
As of December 31, 2022	$-	$2,807	$1,776	$4,583

[1]	Exhaust Gas Cleaning Systems (“EGCS”).
[2]
Correction of $72,687 thousand to reflect accurate historic cost and accumulated depreciation for remaining vessels. This correction of historical amounts has no impact on impairment, depreciation, net book value or any other income statements, cash flows or statements of financial position amounts in any of the periods presented.

Depreciation

We have assumed an estimated useful life of 20 years for our vessels. Depreciation is calculated taking residual value into consideration. Each vessel’s residual value is equal to the product of its lightweight tonnage and an estimated scrap rate per ton. Estimated scrap rate used as a basis for depreciation is based on estimated scrap value in accordance with our recycling policy. Capitalized drydocking costs are depreciated on a straight-line basis from the completion of a drydocking to the estimated completion of the next drydocking. Capitalized exhaust gas cleaning system costs are depreciated on a straight-line basis from the time of installation of the equipment to the end of the estimated useful life.

Recycling policy

If the Company were to sell a ship for demolition, the Company shall prepare the ship to facilitate safe and environmentally sound recycling in accordance with the Hong Kong Convention. It should be sold in accordance with the “BIMCO Recyclecon” terms, “Standard Contract for the Sale of Vessels for Green Recycling” and with the commitment from the Buyer to provide the Company with certification from the Ship Recycling Facility that its Ship Recycling Facility Plan is in compliance with and will be executed in accordance with the Hong Kong Convention.

Carrying value and impairment

A vessel’s recoverable amount is the higher of the vessel’s fair value less cost of disposal and its value in use. The carrying values of our vessels may not represent their fair market value at any point in time since the market prices of second-hand vessels tend to fluctuate with changes in charter rates and the cost of constructing new vessels. Historically, both charter rates and vessel values have been cyclical. The carrying amounts of vessels held and used by us are reviewed for potential impairment or reversal of prior impairment charges whenever events or changes in circumstances indicate that the carrying amount of a particular vessel may not accurately reflect the recoverable amount of a particular vessel. Each of the Company’s vessels have been viewed as a separate CGU as the vessels have cash inflows that are largely independent of the cash inflows from other assets and therefore can be subject to a value in use analysis. In instances where a vessel is considered impaired, it is written down to its recoverable amount. Given the significance of these assets to our financial reporting, an impairment charge and/or reversal of previously recognized impairments could have a material impact on the Company’s financial reporting. Management continuously monitors both external and internal factors to determine if there are indicators that the vessels may be impaired or, in case of previously recognized impairment, that there are indicators that this may be reversed. The factors evaluated in the assessment include the carrying amount of net assets compared to market capitalization, the changes in market rates affecting the Company’s weighted average cost of capital, the effect of any changes in the technological, market, economic, or legal environment in which the Company operates, changes in forecasted charter rates, and movements in external broker valuations. The Company also assesses whether any evidence suggests the obsolescence or physical damage of an asset, whether the Company had any plans to dispose of an asset before the previously expected date of disposal, and whether any evidence suggests that the economic performance of an asset was, or would be, worse than expected. To the extent it is determined that indicators of impairment and/or reversal of previously recognized impairment exist, the value in use is estimated for the respective vessels. A reversal of a previously recognized impairment loss is recorded only to the extent there has been an increase in the estimated service potential of an asset, either from use or sale.

Although management believes that the assumptions used to evaluate potential indicators of impairment or reversal of prior impairment are reasonable and appropriate at the time they were made, such assumptions are highly subjective and could change, possibly materially, in the future.
This also applies to assumptions used to evaluate impairment charges or reversal or prior year impairment charges. Reasonable changes in the assumptions for the discount rate or future charter rates could lead to a value in use for some of our vessels that is higher than, equal to or less than the carrying amount for such vessels. There can be no assurance as to how long charter rates and vessel values will remain at their current levels or whether or when they will change by any significant degree. Charter rates may decline significantly from current levels, which could adversely affect our revenue and profitability and future assessments of vessel impairment.

For the years ending December 31, 2023, 2022 and 2021, the Company performed an assessment using both internal and external sources of information and concluded there were no indicators of impairment or reversal of prior impairment.

Pledged assets

As of December 31, 2023, all of the Company’s 24 vessels were pledged as collateral under the Company’s secured credit facilities.

Other property, plant and equipment

The Company’s other property, plant and equipment line item in the consolidated statement of financial position mainly consists of right-of-use (“ROU”) assets, fixtures, furniture and computer equipment. The ROU assets relate to the Company’s leased office space in Monaco, Norway, Singapore and India where the Company is a lessee.

(Dollars in thousands)	2023	2022
Right-of-use assets	$5,693	$3,626
Other property, plant and equipment	956	1,323
Total other property, plant and equipment	$6,649	$4,949